Expense Example, No Redemption - DWS Latin America Equity Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 720
3 Years	1,060
5 Years	1,424
10 Years	2,444
Class T
Expense Example, No Redemption:
1 Year	400
3 Years	762
5 Years	1,149
10 Years	2,232
Class C
Expense Example, No Redemption:
1 Year	229
3 Years	743
5 Years	1,284
10 Years	2,763
INST Class
Expense Example, No Redemption:
1 Year	128
3 Years	419
5 Years	731
10 Years	1,616
Class S
Expense Example, No Redemption:
1 Year	128
3 Years	423
5 Years	739
10 Years	$ 1,637